Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 163	Fees	AUSTRALIA	snj:AU-VIC	National Offshore Petroleum Safety and Environmental Management Authority [Member]	Offshore-Commonwealth Waters/AU/AU-VIC/Natural Gas/Well [Member]	Natural Gas [Member]	Asia Pacific [Member]	Well
#: 2
	74	Fees	AUSTRALIA	snj:AU-TAS	National Offshore Petroleum Safety and Environmental Management Authority [Member]	Offshore-Commonwealth Waters/AU/AU-TAS/Natural Gas/Well [Member]	Natural Gas [Member]	Asia Pacific [Member]	Well
#: 3
	250	Fees	CAMBODIA	snj:KH-12	Ministry of Mines and Energy [Member]	Onshore/KH/KH-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Corporate And Other [Member]	Well
#: 4
	1,252	Fees	CANADA	snj:CA-BC	Blueberry River First Nation [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Canada [Member]	Well
#: 5
	776	Fees	CANADA	snj:CA-AB	Chipewyan Prairie First Nation [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	Canada [Member]	Well
#: 6
	21	Fees	CANADA	snj:CA-AB	Conklin Resource Development Advisory Committee [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	Canada [Member]	Well
#: 7
	770	Fees	CANADA	snj:CA-AB	Fort McMurray 468 First Nation [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	Canada [Member]	Well
#: 8
	942	Fees	CANADA	snj:CA-BC	Halfway River First Nation [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Canada [Member]	Well
#: 9
	131	Fees	CANADA	snj:CA-AB	Heart Lake First Nation Consultation [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	Canada [Member]	Well
#: 10
	133	Fees	CANADA	snj:CA-AB	Metis Nation of Alberta Local Council 1935 [Member]	onshore/US/US-WY/Oil/Natural Gas/Well [Member]	Oil [Member]	Canada [Member]	Well
#: 11
	4,718	Fees	CANADA	snj:CA-AB	Province of Alberta [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	Canada [Member]	Well
#: 12
	319,621	Royalties	CANADA	snj:CA-AB	Province of Alberta [Member]	Offshore-Gulf of America/US/US-LA/Oil/Natural Gas/Well [Member]	Oil [Member]	Canada [Member]	Well
#: 13
	2,160	Fees	CANADA	snj:CA-BC	Province of British Columbia [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Canada [Member]	Well
#: 14
	37,578	Royalties	CANADA	snj:CA-BC	Province of British Columbia [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Canada [Member]	Well
#: 15
	1,847	Taxes	CANADA	snj:CA-BC	Province of British Columbia [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Canada [Member]	Well
#: 16
	18,258	Taxes	CANADA	snj:CA-AB	Regional Municipality of Wood Buffalo [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	Canada [Member]	Well
#: 17
	126,051	Taxes	CHINA	snj:CN-TJ	Tianjin Municipal Tax Service, State Taxation Administration [Member]	Offshore-Bohai Sea/CN/CN-TJ/Oil/Well [Member]	Oil [Member]	Asia Pacific [Member]	Well
#: 18
	233	Fees	CHINA	snj:CN-TJ	Tianjin Municipal Tax Service, State Taxation Administration [Member]	Offshore-Bohai Sea/CN/CN-TJ/Oil/Well [Member]	Oil [Member]	Asia Pacific [Member]	Well
#: 19
	2,968	Taxes	CHINA	snj:CN-TJ	CNOOC (China) Ltd - Tianjin Branch [Member]	Offshore-Bohai Sea/CN/CN-TJ/Oil/Well [Member]	Oil [Member]	Asia Pacific [Member]	Well
#: 20
	250	Bonuses	CHINA	snj:CN-TJ	China National Offshore Oil Corporation [Member]	offshore-Pearl River Mouth Basin/CN/CN-TJ/Oil/Well [Member]	Oil [Member]	Asia Pacific [Member]	Well
#: 21
	4,440	Comm. Social Resp.	EQUATORIAL GUINEA	snj:GQ-BN	EG Federal Government [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 22
	158	Fees	EQUATORIAL GUINEA	snj:GQ-BN	EG Federal Government [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 23
	486	Fees	EQUATORIAL GUINEA	snj:GQ-BN	EG Ministry of Mines and Hydrocarbons [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 24
	892	Fees	EQUATORIAL GUINEA	snj:GQ-BN	EG Ministry of Mines and Hydrocarbons [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 25
	128,349	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	EG Ministry of Mines and Hydrocarbons [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 26
	11,112	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	GEPetrol [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 27
	100	Royalties	EQUATORIAL GUINEA	snj:GQ-BN	GEPetrol [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 28
	253	Fees	EQUATORIAL GUINEA	snj:GQ-BN	Tesoreria y Patrimonio del Estado [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 29
	4	Fees	EQUATORIAL GUINEA	snj:GQ-BN	Tesoreria y Patrimonio del Estado [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 30
	1,171	Royalties	EQUATORIAL GUINEA	snj:GQ-BN	Tesoreria y Patrimonio del Estado [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 31
	30,026	Taxes	EQUATORIAL GUINEA	snj:GQ-BN	Tesoreria y Patrimonio del Estado [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 32
	97,029	Taxes	EQUATORIAL GUINEA	snj:GQ-BN	Tesoreria y Patrimonio del Estado [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 33
	1,461,379	Taxes	LIBYA	LIBYA	Ministry of Oil and Gas [Member]	Onshore/LY/LY-WA/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 34
	135,343	Royalties	LIBYA	LIBYA	Ministry of Oil and Gas [Member]	Onshore/LY/LY-WA/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 35
	81	Fees	LIBYA	LIBYA	Ministry of Oil and Gas [Member]	Onshore/LY/LY-WA/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 36
	644	Taxes	MALAYSIA	snj:MY-12	Ketua Pengarah Hasil Dalam Negeri [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 37
	155,657	Taxes	MALAYSIA	snj:MY-12	Ketua Pengarah Hasil Dalam Negeri [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 38
	3,880	Taxes	MALAYSIA	snj:MY-12	Pengarah Kastam Negeri [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 39
	4,214	Fees	MALAYSIA	snj:MY-12	Petroliam Nasional Berhad [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 40
	33,106	Taxes	MALAYSIA	snj:MY-12	Bendahari Negeri Sabah [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 41
	170,849	Royalties	MALAYSIA	snj:MY-12	Petroliam Nasional Berhad [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 42
	159,124	Prod. Entitlements	MALAYSIA	snj:MY-12	Petronas Carigali DN BHD [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 43
	702	Royalties	MALAYSIA	snj:MY-12	Petroliam Nasional Berhad [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 44
	1,764,008	Taxes	NORWAY	snj:NO-11	Skatteetaten [Member]	Entity Level Payment/NO [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 45
	70,418	Fees	NORWAY	snj:NO-11	Sokkeldirektoratet [Member]	Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 46
	1,943	Fees	NORWAY	snj:NO-46	Sokkeldirektoratet [Member]	Offshore-Norwegian Sea/NO/NO-46/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 47
	1,674	Fees	NORWAY	snj:NO-11	Naeringslivets NOx Fond [Member]	Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 48
	1,671	Fees	NORWAY	snj:NO-11	Havindustritilsynet [Member]	Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 49
	140,745	Prod. Entitlements	NORWAY	snj:NO-11	Petoro [Member]	Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 50
	172	Taxes	QATAR	QATAR	General Tax Authority [Member]	Entity Level Payment/QA [Member]	Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 51
	13,339	Taxes	UNITED KINGDOM	snj:GB-STT	HM Revenue & Customs [Member]	Offshore-North Sea/GB/GB-STT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 52
	113	Fees	UNITED KINGDOM	snj:GB-STT	Environment Agency [Member]	Offnshore-North Sea/GB/GB-STT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 53
	263	Fees	UNITED KINGDOM	snj:GB-NBL	North Sea Transition Authority [Member]	Offshore-North Sea/GB/GB-NBL/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 54
	7	Royalties	UNITED STATES	snj:US-MT	Office of Natural Resources Revenue [Member]	onshore-N/A/US/US-MT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 55
	410,748	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	onshore-N/A/US/US-NM/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 56
	644	Royalties	UNITED STATES	snj:US-ND	Office of Natural Resources Revenue [Member]	onshore-N/A/US/US-ND/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 57
	10,774	Royalties	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Offshore-Gulf of America/US/US-LA/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 58
	12	Royalties	UNITED STATES	snj:US-WY	Office of Natural Resources Revenue [Member]	onshore/US/US-WY/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 59
	6	Fees	UNITED STATES	snj:US-MT	Office of Natural Resources Revenue [Member]	onshore/US/US-MT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 60
	21	Fees	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	onshore/US/US-NM/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 61
	2	Fees	UNITED STATES	snj:US-ND	Office of Natural Resources Revenue [Member]	onshore/US/US-ND/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 62
	7	Fees	UNITED STATES	snj:US-WY	Office of Natural Resources Revenue [Member]	onshore/US/US-WY/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 63
	1,658	Fees	UNITED STATES	snj:US-NM	Bureau of Land Management [Member]	onshore/US/US-NM/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 64
	293	Fees	UNITED STATES	snj:US-ND	Bureau of Land Management [Member]	onshore/US/US-ND/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 65
	36,482	Royalties	UNITED STATES	snj:US-AK	Office of Natural Resources Revenue [Member]	onshore/US/US-AK/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Alaska Segment [Member]	Well
#: 66
	1,130	Fees	UNITED STATES	snj:US-AK	Office of Natural Resources Revenue [Member]	onshore/US/US-AK/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Alaska Segment [Member]	Well
#: 67
	64	Fees	UNITED STATES	snj:US-AK	Bureau of Land Management [Member]	onshore/US/US-AK/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Alaska Segment [Member]	Well
#: 68
	288	Fees	UNITED STATES	snj:US-AK	Bureau of Land Management [Member]	onshore/US/US-AK/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Alaska Segment [Member]	Well
#: 69
	$ 1,076,736	Taxes	UNITED STATES	UNITED STATES	Internal Revenue Service [Member]	Entity Level Payment/US [Member]	Entity Level Payment [Member]	Corporate And Other [Member]	Well